CONTRACT ASSETS (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Contract assets [abstract]
Beginning of the year/period	$ 106	¥ 733	$ 81	¥ 562	¥ 205
Provision for expected credit loss, net	484	3,546	25	171	357
End of the year/period	$ 590	¥ 4,279	$ 106	¥ 733	¥ 562